SENIOR DEBT - Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bank Borrowings
Weighted Average Interest Rate at End of Year	6.97%	3.50%	3.50%
Maximum Amount Outstanding During Year	$ 81,942	$ 119,304	$ 123,256
Average Amount Outstanding During Year	$ 47,083	$ 68,080	$ 104,206
Weighted Average Interest Rate During Year	7.07%	4.83%	4.38%
Senior Demand Notes
Weighted Average Interest Rate at End of Year	1.92%	1.91%	1.90%
Maximum Amount Outstanding During Year	$ 122,860	$ 103,979	$ 87,413
Average Amount Outstanding During Year	$ 113,151	$ 95,143	$ 82,509
Weighted Average Interest Rate During Year	1.92%	1.90%	1.90%
Weighted Average Interest Rate at End of Year
Weighted Average Interest Rate at End of Year	3.94%	3.46%	3.45%
Maximum Amount Outstanding During Year	$ 633,534	$ 550,929	$ 431,314
Average Amount Outstanding During Year	$ 604,980	$ 491,431	$ 407,156
Weighted Average Interest Rate During Year	3.54%	3.48%	3.48%